STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Share-based Payment Arrangement [Abstract]
Allocated shares	146,163	153,178
Unallocated shares	170,759	179,086
Total ESOP shares	316,922	332,264
Fair value of ESOP shares	$ 2,988,283	$ 2,963,873